Debt Financing Contractual Maturities (Details)	Dec. 31, 2015 USD ($)
Debt Financing [Abstract]
2016	$ 81,807,600
2017	120,366,181
2018	43,614,419
2019	129,541,724
2020	81,101,364
Total	$ 456,431,288